Shareholders' Equity (Deficit) - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Mar. 11, 2021	Feb. 26, 2021	Feb. 03, 2021	Jan. 29, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 14, 2020
Preferred stock, shares authorized					1,000,000	1,000,000	1,000,000
Preferred stock, no par value					$ 0.0001	$ 0.0001
Preferred stock, shares issued					0	0	0
Preferred stock, shares outstanding					0	0	0
Common stock, shares authorized					200,000,000
Common stock, no par value					$ 0.0001
Common stock, voting rights					one vote
Founder Shares [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Common stock, conversion ratio, percent					20.00%	20.00%
Over-Allotment Option [Member] | Founder Shares [Member]
Temporary equity shares outstanding	1,000,000
Common Class A [Member]
Common stock, shares authorized					200,000,000	200,000,000
Common stock, no par value					$ 0.0001	$ 0.0001
Common stock, voting rights					one vote	one vote
Common stock, shares outstanding					33,040,000	33,040,000	0
Temporary equity shares outstanding					32,000,000	32,000,000	0
Common stock, shares, issued							0
Common Class B [Member]
Common stock, shares authorized					20,000,000	20,000,000	20,000,000
Common stock, no par value					$ 0.0001	$ 0.0001
Common stock, voting rights					one vote	one vote
Common stock, shares outstanding					8,000,000	8,000,000	8,000,000
Common stock, shares, issued					8,000,000	8,000,000	8,000,000	2,875,000
Common stock subject to repurchase, shares				12,125,000
Common stock subject to repurchase		$ 0	$ 0
Common Class B [Member] | Sponsor [Member]
Common stock, shares outstanding					8,000,000	8,000,000
Common stock subject to repurchase, shares		2,000,000	5,000,000		8,000,000	8,000,000
Common stock subject to repurchase		$ 2,000,000	$ 5,000,000
Common Class B [Member] | Founder Shares [Member]
Ordinary shares were subject to forfeiture	1,000,000
Common Class B [Member] | Over-Allotment Option [Member]
Common stock subject to repurchase		$ 0				$ 0
Ordinary shares were subject to forfeiture					1,000,000	1,000,000
Percentage of increase in ordinary shares issued					20.00%	20.00%